Schedule of sensitivity analysis risk factors affecting price of financial instrument (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Currency risk b r l [member]
Disclosure of financial assets [line items]
Exchange rate exposure	5.5805
Cash and cash equivalents and financial investments	$ 65,403
Loans and financing	272,323
Derivative financial instruments	$ (66)
Currency risk b r l [member] | Income statement [member]
Disclosure of financial assets [line items]
Interest rates	1.46%
Exchange rate at scenario1	$ (1)
Exchange price at negative25	19
Exchange price at negative50	38
Exchange price at positive25	(19)
Exchange price at positive50	(38)
Currency risk b r l [member] | Comprehensive income1 [member]
Disclosure of financial assets [line items]
Exchange rate at scenario1	(3,029)
Exchange price at negative25	51,730
Exchange price at negative50	103,460
Exchange price at positive25	(51,730)
Exchange price at positive50	$ (103,460)
Currency risk e u r [member]
Disclosure of financial assets [line items]
Exchange rate exposure	1.1327
Cash and cash equivalents and financial investments	$ 3,604
Loans and financing
Derivative financial instruments
Currency risk e u r [member] | Income statement [member]
Disclosure of financial assets [line items]
Interest rates	1.53%
Exchange rate at scenario1	$ 55
Exchange price at negative25	(901)
Exchange price at negative50	(1,802)
Exchange price at positive25	901
Exchange price at positive50	1,802
Currency risk e u r [member] | Comprehensive income1 [member]
Disclosure of financial assets [line items]
Exchange rate at scenario1
Exchange price at negative25
Exchange price at negative50
Exchange price at positive25
Exchange price at positive50
Currency risk p e n [member]
Disclosure of financial assets [line items]
Exchange rate exposure	4.0069
Cash and cash equivalents and financial investments	$ 23,846
Loans and financing	1,783
Derivative financial instruments
Currency risk p e n [member] | Income statement [member]
Disclosure of financial assets [line items]
Interest rates	(0.33%)
Exchange rate at scenario1	$ (72)
Exchange price at negative25	(5,515)
Exchange price at negative50	(11,031)
Exchange price at positive25	5,515
Exchange price at positive50	11,031
Currency risk p e n [member] | Comprehensive income1 [member]
Disclosure of financial assets [line items]
Exchange rate at scenario1
Exchange price at negative25
Exchange price at negative50
Exchange price at positive25
Exchange price at positive50
Currency risk c a d [member]
Disclosure of financial assets [line items]
Exchange rate exposure	1.2718
Cash and cash equivalents and financial investments	$ 1,040
Loans and financing
Derivative financial instruments
Currency risk c a d [member] | Income statement [member]
Disclosure of financial assets [line items]
Interest rates	0.94%
Exchange rate at scenario1
Exchange price at negative25
Exchange price at negative50
Exchange price at positive25
Exchange price at positive50
Currency risk c a d [member] | Comprehensive income1 [member]
Disclosure of financial assets [line items]
Exchange rate at scenario1	10
Exchange price at negative25	(260)
Exchange price at negative50	(520)
Exchange price at positive25	260
Exchange price at positive50	$ 520
Currency risk n a d [member]
Disclosure of financial assets [line items]
Exchange rate exposure	15.9600
Cash and cash equivalents and financial investments	$ 1,427
Loans and financing
Derivative financial instruments
Currency risk n a d [member] | Income statement [member]
Disclosure of financial assets [line items]
Interest rates	(6.08%)
Exchange rate at scenario1
Exchange price at negative25
Exchange price at negative50
Exchange price at positive25
Exchange price at positive50
Currency risk n a d [member] | Comprehensive income1 [member]
Disclosure of financial assets [line items]
Exchange rate at scenario1	(87)
Exchange price at negative25	(357)
Exchange price at negative50	(713)
Exchange price at positive25	357
Exchange price at positive50	713
Currency risk BRLCDISELIC [member]
Disclosure of financial assets [line items]
Loans and financing	81,473
Derivative financial instruments	$ (66)
Interest rates	9.15%
Cash cash equivalents and short term investments commodity price1	$ 64,871
Currency risk BRLCDISELIC [member] | Income statement [member]
Disclosure of financial assets [line items]
Interest rates	191.00%
Exchange price at negative50	$ 3,083
Exchange price at positive25	(1,339)
Exchange price at positive50	(2,570)
Interest rate at scenario1	(40)
Interest price at negative25	1,466
Currency risk BRLCDISELIC [member] | Comprehensive income1 [member]
Disclosure of financial assets [line items]
Exchange price at negative50
Exchange price at positive25
Exchange price at positive50
Interest rate at scenario1
Interest price at negative25
Currency risk USD LIBOR [member]
Disclosure of financial assets [line items]
Loans and financing	88,677
Derivative financial instruments	$ (6,465)
Interest rates	0.22%
Cash cash equivalents and short term investments commodity price1
Currency risk USD LIBOR [member] | Income statement [member]
Disclosure of financial assets [line items]
Interest rates	2.00%
Exchange price at negative50	$ 107
Exchange price at positive25	(53)
Exchange price at positive50	(107)
Interest rate at scenario1	(24)
Interest price at negative25	53
Currency risk USD LIBOR [member] | Comprehensive income1 [member]
Disclosure of financial assets [line items]
Exchange price at negative50	(10)
Exchange price at positive25	5
Exchange price at positive50	10
Interest rate at scenario1	4
Interest price at negative25	(5)
Currency risk IPCATLP [member]
Disclosure of financial assets [line items]
Loans and financing	171,346
Derivative financial instruments
Interest rates	10.06%
Cash cash equivalents and short term investments commodity price1
Currency risk IPCATLP [member] | Income statement [member]
Disclosure of financial assets [line items]
Interest rates	(456.00%)
Exchange price at negative50	$ 8,619
Exchange price at positive25	(4,309)
Exchange price at positive50	(8,619)
Interest rate at scenario1	7,813
Interest price at negative25	4,309
Currency risk IPCATLP [member] | Comprehensive income1 [member]
Disclosure of financial assets [line items]
Exchange price at negative50
Exchange price at positive25
Exchange price at positive50
Interest rate at scenario1
Interest price at negative25
Currency risk TJLP [member]
Disclosure of financial assets [line items]
Loans and financing	19,325
Derivative financial instruments
Interest rates	5.32%
Cash cash equivalents and short term investments commodity price1
Currency risk TJLP [member] | Income statement [member]
Disclosure of financial assets [line items]
Interest rates	44.00%
Exchange price at negative50	$ 514
Exchange price at positive25	(257)
Exchange price at positive50	(514)
Interest rate at scenario1	(85)
Interest price at negative25	257
Currency risk TJLP [member] | Comprehensive income1 [member]
Disclosure of financial assets [line items]
Exchange price at negative50
Exchange price at positive25
Exchange price at positive50
Interest rate at scenario1
Interest price at negative25
Zinc [member]
Disclosure of financial assets [line items]
Loans and financing
Derivative financial instruments	(6,465)
Cash cash equivalents and short term investments commodity price1
Commodities price	3,630
Zinc [member] | Income statement [member]
Disclosure of financial assets [line items]
Exchange price at negative50	47,481
Exchange price at positive25	(23,740)
Exchange price at positive50	$ (47,481)
Commodities price	(18.73%)
Commodity rate at scenario1	$ 33,485
Commodity price at negative25	23,740
Zinc [member] | Comprehensive income1 [member]
Disclosure of financial assets [line items]
Exchange price at negative50	(9,378)
Exchange price at positive25	4,689
Exchange price at positive50	9,378
Commodity rate at scenario1	(6,613)
Commodity price at negative25	$ (4,689)